Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Measurements

Note D – Fair Value Measurements

In accordance with ASC 820-10, “Fair Value Measurements and Disclosures,” the Company groups its financial assets and financial liabilities measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value.

Level 1 – Valuations for assets and liabilities traded in active exchange markets, such as the New York Stock Exchange. Level 1 also includes U.S. Treasury, other U.S. government and agency mortgage-backed securities that are traded by dealers or brokers in active markets. Valuations are obtained from readily available pricing sources for market transactions involving identical assets or liabilities.

Level 2 – Valuations for assets and liabilities traded in less active dealer or broker markets. Valuations are obtained from third party pricing services for identical or comparable assets or liabilities.

Level 3 – Valuations for assets and liabilities that are derived from other methodologies, including option pricing models, discounted cash flow models and similar techniques, are not based on market exchange, dealer, or broker traded transactions. Level 3 valuations incorporate certain assumptions and projections in determining the fair value assigned to such assets and liabilities.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

A description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, is set forth below.

The Company’s cash instruments are generally classified within Level 1 or Level 2 of the fair value hierarchy because they are valued using quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency.

The Company’s investment in mortgage-backed securities, asset-backed securities, preferred stock with maturities and other debt securities available-for-sale are generally classified within Level 2 of the fair value hierarchy. For these securities, the Company obtains fair value measurements from independent pricing services. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. treasury yield curve, trading levels, market consensus prepayment speeds, credit information and the instrument’s terms and conditions.

The Company’s derivative financial instruments are generally classified within Level 2 of the fair value hierarchy. For these financial instruments, the Company obtains fair value measurements from independent pricing services. The fair value measurements utilize a discounted cash flow model that incorporates and considers observable data that may include publicly available third party market quotes, in developing the curve utilized for discounting future cash flows.

Level 3 is for positions that are not traded in active markets or are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments are generally based on available market evidence. In the absence of such evidence, management’s best estimate is used. Subsequent to inception, management only changes Level 3 inputs and assumptions when corroborated by evidence such as transactions in similar instruments, completed or pending third-party transactions in the underlying investment or comparable entities, subsequent rounds of financing, recapitalization and other transactions across the capital structure, offerings in the equity or debt markets, and changes in financial ratios or cash flows.

Assets and Liabilities Measured at Fair Value on a Recurring Basis.

Securities Available-for-Sale. The fair value of the Company’s available-for-sale securities portfolio is estimated using Level 1 and Level 2 inputs. The Company obtains fair value measurements from an independent pricing service. For Levels 1 and 2, the fair value measurements consider (i) quoted prices in active markets for identical assets and (ii) observable data that may include dealer quotes, market spreads, cash flows, market consensus prepayment speeds, credit information, and a bond’s terms and conditions, among other factors, respectively.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

Impaired Loans. Certain impaired loans are reported at the fair value of the underlying collateral if repayment is expected solely from collateral. Collateral values are estimated using Level 2 inputs based on appraisals of similar properties obtained from a third party valuation service. Fair values are estimated using Level 3 inputs based on appraisals of similar properties obtained from a third party valuation service discounted by management based on historical losses for similar collateral.

Other Real Estate Owned. Other real estate owned is reported at the fair value of the underlying collateral. Collateral values are estimated using Level 2 inputs based on appraisals of similar properties obtained from a third party valuation service.

The following summarizes assets and liabilities measured at fair value at March 31, 2013, and December 31, 2012.

Assets Measured at Fair Value on a Recurring Basis

	Fair Value Measurements at Reporting Date Using:
(Dollars in thousands)	March 31, 2013	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
U.S. Treasury notes	$51,312	$—	$51,312	$—
Mortgage-backed securities	118,721	—	118,721	—
Municipal bonds	23,326	—	23,326	—
Other bonds and debentures	65	—	65	—
Equity securities	434	434	—	—

Totals	$193,858	$434	$193,424	$—

(Dollars in thousands)	December 31, 2012	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
U.S. Treasury notes	$51,375	$—	$51,375	$—
Mortgage-backed securities	137,841	—	137,841	—
Municipal bonds	22,682	—	22,682	—
Other bonds and debentures	70	—	70	—
Equity securities	401	401	—	—

Totals	$212,369	$401	$211,968	$—

Liabilities Measured at Fair Value on a Recurring Basis

	Fair Value Measurements at Reporting Date Using:
(Dollars in thousands)	March 31, 2013	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Derivative – interest rate swap	$80	$—	$80	$—

	$80	$—	$80	$—

(Dollars in thousands)	December 31, 2012	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Derivative – interest rate swap	$166	$—	$166	$—

	$166	$—	$166	$—

Assets Measured at Fair Value on a Nonrecurring Basis

	Fair Value Measurements at Reporting Date Using:
(Dollars in thousands)	March 31, 2013	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Impaired loans	$2,044	$—	$—	$2,044
Other real estate owned	102	—	—	102

	$2,146	$—	$—	$2,146

(Dollars in thousands)	December 31, 2012	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Impaired loans	$1,372	$—	$—	$1,372
Other real estate owned	102	—	—	102

	$1,474	$—	$—	$1,474

Impaired loans measured for impairment, using the fair value of the collateral for collateral dependent loans, had a recorded investment of $811thousand with a valuation allowance of $73 thousand at March 31, 2013. Collateral dependent loans are valued using third party appraisals primarily using the sales comparison approach. The appraisals may be discounted between 25-40% to reflect realizable value based on historical losses which represents an unobservable input. Impaired loans measured for impairment, using the net present value of cash flows, had a recorded investment of $1.6 million with a valuation allowance of $314 thousand at March 31. 2013. Loans valued using the net present value of cash flows are calculated using expected future cash flows with a discount rate equal to the effective yield of the loan. At December 31, 2012, impaired loans had a recorded investment of $1.4 million with no valuation allowance. Changes in fair value recognized for partial charge-offs of loans and impairment reserves on loans was a net decrease of $2.0 million and $1.5 million for the three months ended March 31, 2013 and 2012, respectively.

The estimated fair values of the Company’s financial instruments at March 31, 2013, and December 31, 2012, all of which are held or issued for purposes other than trading, were as follows:

	Fair Value Measurements at Reporting Date Using:
(Dollars in thousands) March 31, 2013	Carrying Value	Total Fair Value	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Financial assets:
Cash and cash equivalents	$22,293	$22,293	$22,293	$—	$—
Securities available-for-sale	193,858	193,858	434	193,424	—
Federal Home Loan Bank stock	9,293	9,293	9,293	—	—
Loans held-for-sale	8,556	8,590	—	8,590	—
Loans, net	900,124	913,398	—	—	913,398
Investment in unconsolidated subsidiaries	620	563	—	—	563
Accrued interest receivable	3,221	3,221	3,221	—	—

Financial liabilities:
Deposits	912,407	916,944	—	916,944	—
FHLB advances	132,231	133,929	—	133,929	—
Securities sold under agreements to repurchase	19,305	19,305	19,305	—	—
Subordinated debentures	20,620	18,727	—	—	18,727
Derivatives – interest rate swap	80	80	—	80	—

	Fair Value Measurements at Reporting Date Using
(Dollars in thousands) December 31, 2012	Carrying Value	Total Fair Value	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Financial assets:
Cash and cash equivalents	$39,412	$39,412	$39,412	$—	$—
Securities available-for-sale	212,369	212,369	401	211,968	—
Federal Home Loan Bank stock	9,506	9,506	9,506	—	—
Loans held-for-sale	11,983	12,164	—	12,164	—
Loans, net	902,236	918,181	—	—	918,181
Investment in unconsolidated subsidiaries	620	563	—	—	563
Accrued interest receivable	2,845	2,845	2,845	—	—

Financial liabilities:
Deposits	949,341	952,949	—	952,949	—
FHLB advances	142,730	145,651	—	145,651	—
Notes payable	7	7	—	7	—
Securities sold under agreements to repurchase	14,619	14,619	14,619	—	—
Subordinated debentures	20,620	18,419	—	—	18,419
Derivatives – interest rate swap	166	166	—	166	—

The carrying amounts of financial instruments shown in the above table are included in the consolidated balance sheets under the indicated captions, except for investment in unconsolidated subsidiaries and other investments and derivatives, which are included in other assets and other liabilities, respectively.

The Company did not have any significant transfers of assets or liabilities between Levels 1 and 2 of the fair value hierarchy during the three months ended March 31, 2013. The Company did not have any significant transfers of assets or liabilities between Levels 1 and 2 of the fair value hierarchy during the three or twelve month periods ended December 31, 2012.

NOTE 14.	Fair value measurements:

ASC 820-10, “Fair Value Measurements and Disclosures,” provides a framework for measuring fair value under generally accepted accounting principles. This guidance also allows an entity the irrevocable option to elect fair value for the initial and subsequent measurement for certain financial assets and liabilities on a contract-by-contract basis.

In accordance with ASC 820-10, the Company groups its financial assets and financial liabilities measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value.

Level 1 - Valuations for assets and liabilities traded in active exchange markets, such as the New York Stock Exchange. Level 1 also includes U.S. Treasury, other U.S. Government and agency mortgage-backed securities that are traded by dealers or brokers in active markets. Valuations are obtained from readily available pricing sources for market transactions involving identical assets or liabilities.

Level 2 - Valuations for assets and liabilities traded in less active dealer or broker markets. Valuations are obtained from third party pricing services for identical or comparable assets or liabilities.

Level 3 - Valuations for assets and liabilities that are derived from other methodologies, including option pricing models, discounted cash flow models and similar techniques, are not based on market exchange, dealer, or broker traded transactions. Level 3 valuations incorporate certain assumptions and projections in determining the fair value assigned to such assets and liabilities.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

A description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, is set forth below. These valuation methodologies were applied to all of the Company’s financial assets and financial liabilities carried at fair value for December 31, 2012 and 2011. The Company did not have any significant transfers of assets between level 1 and level 2 of the fair value hierarchy during the year ended December 31, 2012.

The Company’s cash instruments are generally classified within level 1 or level 2 of the fair value hierarchy because they are valued using quoted market prices, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency.

The Company’s investment in mortgage-backed securities, asset-backed securities, preferred stock with maturities and other debt securities available-for-sale are generally classified within level 2 of the fair value hierarchy. For these securities, the Company obtains fair value measurements from independent pricing services. The fair value measurements consider observable data that may include dealer quotes, market spreads, cash flows, the U.S. treasury yield curve, trading levels, market consensus prepayment speeds, credit information and the instrument’s terms and conditions.

The Company’s derivative financial instruments are generally classified within level 2 of the fair value hierarchy. For these financial instruments, the Company obtains fair value measurements from independent pricing services. The fair value measurements utilize a discounted cash flow model that incorporates and considers observable data, that may include publicly available third party market quotes, in developing the curve utilized for discounting future cash flows.

Level 3 is for positions that are not traded in active markets or are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments are generally based on available market evidence. In the absence of such evidence, management’s best estimate is used. Subsequent to inception, management only changes level 3 inputs and assumptions when corroborated by evidence such as transactions in similar instruments, completed or pending third-party transactions in the underlying investment or comparable entities, subsequent rounds of financing, recapitalization and other transactions across the capital structure, offerings in the equity or debt markets, and changes in financial ratios or cash flows.

The Company’s impaired loans are reported at the fair value of the underlying collateral if repayment is expected solely from the collateral. Collateral values are estimated using level 2 inputs based upon appraisals of similar properties obtained from a third party. For level 3 inputs, fair value is based upon management estimates of the value of the underlying collateral or the present value of the expected cash flows.

Other real estate owned values are estimated using level 2 inputs based upon appraisals of similar properties obtained from a third party. For level 3 inputs fair values are based on management estimates.

The following summarizes assets and liabilities measured at fair value for the period ending December 31, 2012 and 2011.

Assets measured at fair value on a recurring basis

	Fair Value Measurements at Reporting Date Using:
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
December 31, 2012:
U.S. Treasury notes	$51,375	$—	$51,375	$—
Municipal bonds	22,682	—	22,682	—
Other bonds and debentures	70	—	70	—
Mortgage-backed securities	137,841	—	137,841	—
Equity securities	401	401	—	—

Totals	$212,369	$401	$211,968	$—

December 31, 2011:
Municipal bonds	$29,441	$—	$29,441	$—
Other bonds and debentures	24,447	—	24,447	—
Mortgage-backed securities	155,942	—	155,942	—
Equity securities	488	488	—	—

Totals	$210,318	$488	$209,830	$—

Liabilities measured at fair value on a recurring basis

	Fair Value Measurements at Reporting Date Using:
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
December 31, 2012:
Derivative - interest rate swap	$166	$—	$166	$—

Totals	$166	$—	$166	$—

December 31, 2011:
Derivative - interest rate swap	$468	$—	$468	$—

Totals	$468	$—	$468	$—

Assets measured at fair value on a nonrecurring basis

The following table presents the financial instruments carried on the consolidated balance sheet by caption and by level in the fair value hierarchy at December 31, 2012 and 2011, for which a nonrecurring change in fair value has been recorded:

	Fair Value Measurements at Reporting Date Using:
(Dollars in thousands)	Total	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
December 31, 2012:
Impaired loans	$1,372	$—	$—	$1,372
Other real estate owned	102	—	—	102

Totals	$1,474	$—	$—	$1,474

December 31, 2011:
Impaired loans	$2,581	$—	$—	$2,581
Other real estate owned	1,344	—	—	1,344

Totals	$3,925	$—	$—	$3,925

The estimated fair values of the Company’s financial instruments, all of which are held or issued for purposes other than trading, were as follows as of December 31:

	December 31, 2012
	Carrying	Fair Value
(Dollars in thousands)	Amount	Level 1	Level 2	Level 3	Total
Financial assets:
Cash and cash equivalents	$39,412	$39,412	$—	$—	$39,412
Securities available-for-sale	212,369	401	211,968	—	212,369
Federal Home Loan Bank stock	9,506	9,506	—	—	9,506
Loans held-for-sale	11,983	—	12,164	—	12,164
Loans, net	902,236	—	—	918,181	918,181
Investment in unconsolidated subsidiaries	620	—	—	563	563
Accrued interest receivable	2,845	2,845	—	—	2,845

Financial liabilities:					—
Deposits	949,341	—	952,949	—	952,949
FHLB advances	142,730	—	145,651	—	145,651
Notes payable	7	—	7	—	7
Securities sold under agreements to repurchase	14,619	14,619	—	—	14,619
Subordinated debentures	20,620	—	—	18,724	18,724
Derivative - interest rate swap	166	—	166	—	166

	December 31, 2011
(Dollars in thousands)	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$24,740	$24,740
Securities available-for-sale	210,318	210,318
Federal Home Loan Bank stock	7,615	7,615
Loans held-for-sale	3,434	3,478
Loans, net	714,952	721,388
Investment in unconsolidated subsidiaries	620	554
Accrued interest receivable	2,669	2,669

Financial liabilities:
Deposits	803,023	806,295
FHLB advances	80,967	82,999
Notes payable	543	543
Securities sold under agreements to repurchase	15,514	15,514
Subordinated debentures	20,620	18,419
Derivative - interest rate swap	468	468

The carrying amounts of financial instruments shown in the above table are included in the consolidated balance sheets under the indicated captions, except for investment in unconsolidated subsidiaries and other investment which are included in other assets and derivatives which are included in other liabilities. Accounting policies related to financial instruments are described in Note 1.